UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-01976

                             Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

                           New York, NY 10019

(Address of principal executive offices) (Zip code)

John B. Harris

Ruane, Cunniff & Goldfarb L.P.

9 West 57th Street

Suite 5000

                         New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 686-6884

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) Report to Stockholders.

SEMI-ANNUAL

REPORT

            (Unaudited)

            JUNE 30, 2023

Sequoia Fund	June 30, 2023

Sequoia Fund	June 30, 2023

Illustration of an Assumed Investment of $10,000 (Unaudited)

The graph below covers the period from July 15, 1970 (the date Sequoia Fund, Inc. (the “Fund”) shares were first offered to the public) through June 30, 2023.

Sequoia Fund’s results as of June 30, 2023 appear below with results of the S&P 500 Index for the same periods:

Period ended June 30, 2023	Sequoia Fund	S&P 500 Index*

6 Months	12.91%	16.89%
1 Year	10.97%	19.59%
5 Years (Annualized)	7.34%	12.31%
10 Years (Annualized)	7.16%	12.86%

Since inception (Annualized)**	13.05%	11.07%

The results shown in the graph and table, which assume reinvestment of distributions, represent past performance and do not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance shown. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end can be obtained by calling SS&C GIDS, Inc. at (800) 686-6884.

*The S&P 500 Index is an unmanaged, capitalization-weighted index of the common stocks of 500 major U.S. corporations. The Index does not incur expenses. It is not possible to invest directly in the Index.

**Inception Date: July 15, 1970.

Please consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain this and other information about the Fund. You may obtain year to date performance as of the most recent quarter end, and copies of the prospectus and summary prospectus, by calling 1-800-686-6884, or on the Fund’s website at www.sequoiafund.com. Please read the prospectus and summary prospectus carefully before investing.

Shares of the Fund are distributed by Foreside Financial Services, LLC (Member of FINRA). An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sequoia Fund	June 30, 2023

Shareholder Letter

July 10, 2023

Dear Sequoia Fund shareholders:

For the second quarter of 2023, Sequoia Fund generated a total return of 6.59%1 net of fees, versus 8.74% for the Standard and Poor’s 500 Index. For the year to date through June 30, Sequoia Fund generated a total return of 12.91% net of fees, versus 16.89% for the Index.

During the quarter we trimmed our holdings in Meta Platforms and Rolls Royce and exited our investment in Netflix, responding in each case to strong rebounds in stock prices that had reached excessively depressed levels toward the end of 2022. We also exited our investment in Micron, in response to further increases in the geopolitical tensions that have enveloped the high-performance semiconductor industry. We added opportunistically to Charles Schwab, Capital One, Elevance and Liberty Broadband during periods of price weakness. Overall, we believe activity during the quarter enhanced our margin of safety across the portfolio.

**********

We discuss this quarter’s activity in more detail in our Q2 video commentary, available next week on our website.

Sincerely,

The Ruane, Cunniff & Goldfarb Investment Committee,

Arman Gokgol-Kline	John B. Harris	Trevor Magyar	D. Chase Sheridan

1The performance data for the Fund shown above represents past performance and assumes reinvestment of dividends. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s 1-year, 5-year and 10-year average annual total returns through June 30, 2023 were 10.97%, 7.34% and 7.16%, respectively. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end can be obtained by calling SS&C GIDS, Inc. at (800) 686-6884.

Sequoia Fund	June 30, 2023

Fund’s Largest Holdings (Unaudited)

The table below shows the Fund’s positions that constituted at least 3% of the Fund’s net assets as of June 30, 2023:

	% of net assets

Position	06/30/2023	12/31/2022

Liberty Media Corp.-Liberty Formula One	6.8%	6.9%

Constellation Software, Inc.	6.7%	5.8%

Intercontinental Exchange, Inc.	6.5%	6.2%

Alphabet, Inc.	6.4%	5.8%

CarMax, Inc.	6.0%	4.6%

UnitedHealth Group, Inc.	5.9%	6.8%

Universal Music Group NV	5.6%	6.4%

The Charles Schwab Corp.	5.5%	7.4%

Eurofins Scientific SE	5.1%	6.1%

Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%	4.0%

Elevance Health, Inc.	4.8%	5.1%

Credit Acceptance Corp.	4.8%	4.7%

SAP SE	4.7%	3.7%

Capital One Financial Corp.	4.2%	3.1%

Rolls-Royce Holdings PLC	3.9%	2.7%

Jacobs Solutions, Inc.	3.9%	4.1%

Liberty Broadband Corp.	3.6%	2.9%

Meta Platforms, Inc.	3.0%	4.3%

	92.5%	90.6%

Sequoia Fund	June 30, 2023

Sector Breakdown (Unaudited)

As of June 30, 2023	% of net assets

Movies & Entertainment	12.5%

Application Software	11.6%

Managed Health Care	10.7%

Interactive Media & Services	9.4%

Consumer Finance	9.0%

Financial Exchanges & Data	6.5%

Automotive Retail	6.0%

Investment Banking & Brokerage	5.5%

Life Sciences Tools & Services	5.1%

Semiconductors	5.1%

Aerospace & Defense	3.9%

Research & Consulting Services	3.9%

Cable & Satellite	3.6%

Multi-Sector Holdings	1.7%

Other Assets	5.5%

100.0%

Sequoia Fund	June 30, 2023

Annual Fund Operating Expenses (Unaudited)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.09%

Total Annual Fund Operating Expenses*	1.09%
Expense Reimbursement by Investment Adviser*	-0.09%

Net Annual Fund Operating Expenses*	1.00%

* It is the intention of Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) to ensure the Fund does not pay in excess of 1.00% in Net Annual Fund Operating Expenses. This expense reimbursement obligation is a provision of the Investment Adviser’s investment advisory contract with the Fund and the reimbursement obligation will be in effect only so long as that investment advisory contract is in effect. The expense ratio presented is from the Fund’s prospectus dated May 1, 2023. For the year ended December 31, 2022, the Fund’s annual operating expenses and investment advisory fee, net of the reimbursement, were 1.00% and 0.91%, respectively.

Fees and Expenses of the Fund (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period** January 1, 2023 through June 30, 2023
Actual	$1,000	$1,129.10	$5.28

Hypothetical (5% return per year before expenses)	$1,000	$1,019.84	$5.01

** Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sequoia Fund	June 30, 2023

Schedule of Investments (Unaudited)

June 30, 2023

(Percentages are of the Fund’s Net Assets)

Common Stocks (94.5%)

Shares		Value (Note 1)
	Aerospace & Defense (3.9%)

64,185,622	Rolls-Royce Holdings PLC (United Kingdom)(a)	$123,129,525

	Application Software (11.6%)

102,167	Constellation Software, Inc. (Canada)	211,680,615

306,540	Lumine Group, Inc. (Canada)(a)	4,204,440

1,082,791	SAP SE (Germany)	147,858,108

		363,743,163

	Automotive Retail (6.0%)

2,255,975	CarMax, Inc.(a)	188,825,108

	Cable & Satellite (3.6%)

350,539	Liberty Broadband Corp. - Class A(a)	27,948,475

1,046,901	Liberty Broadband Corp. - Class C(a)	83,867,239

		111,815,714

	Consumer Finance (9.0%)

1,215,525	Capital One Financial Corp.	132,941,969

298,244	Credit Acceptance Corp.(a)	151,487,075

		284,429,044

	Financial Exchanges & Data (6.5%)

1,807,536	Intercontinental Exchange, Inc.	204,396,171

	Interactive Media & Services (9.4%)

1,686,840	Alphabet, Inc. - Class A(a)	201,914,748

330,780	Meta Platforms, Inc. - Class A(a)	94,927,244

		296,841,992

	Investment Banking & Brokerage (5.5%)

3,065,684	The Charles Schwab Corp.	173,762,969

	Life Sciences Tools & Services (5.1%)

2,554,212	Eurofins Scientific SE (Luxembourg)	162,101,001

	Managed Health Care (10.7%)

342,972	Elevance Health, Inc.	152,379,030

385,874	UnitedHealth Group, Inc.	185,466,479

		337,845,509

	Movies & Entertainment (12.5%)

43,481	Liberty Media Corp.-Liberty Formula One - Class A(a)	2,940,185

2,822,556	Liberty Media Corp.-Liberty Formula One - Class C(a)	212,482,016

7,948,025	Universal Music Group NV (Netherlands)	176,493,207

		391,915,408

	Multi-Sector Holdings (1.7%)

153,616	Berkshire Hathaway, Inc. - Class B(a)	52,383,056

	Research & Consulting Services (3.9%)

1,020,323	Jacobs Solutions, Inc.	121,306,202

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2023

Schedule of Investments (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Semiconductors (5.1%)

1,593,433	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	$160,809,258

	Total Common Stocks (Cost $1,713,421,799)	2,973,304,120

	Total Investments (94.5%) (Cost $1,713,421,799)(b)	2,973,304,120

	Other Assets Less Liabilities (5.5%)	173,889,504

	Net Assets (100.0%)	$3,147,193,624

(a)	Non-income producing security.

(b)	The cost for federal income tax purposes is $1,756,113,612. The difference between book cost and tax cost is attributable to financial and tax accounting differences on a corporate spin-off.

Abbreviation:

SP ADR	Sponsored American Depository Receipt

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1 -	unadjusted quoted prices in active markets for identical securities.

Level 2 -	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

Level 3 -	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. As of June 30, 2023, all financial instruments listed in the Schedule of Investments are considered Level 1. During the six months ended June 30, 2023, there were no transfers between Levels and there were no Level 3 securities held by the Fund.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2023

Statement of Assets and Liabilities (Unaudited)

June 30, 2023

Assets

Investments in securities, at value (cost $1,713,421,799) (Note 1)	$2,973,304,120

Cash on deposit	176,531,209

Receivable for capital stock sold	59,416

Dividends receivable	939,247

Total assets	3,150,833,992

Liabilities

Payable for capital stock repurchased	1,118,020

Accrued investment advisory fee	2,342,030

Accrued transfer agent fees	50,937

Accrued custodian fees	22,029

Accrued independent Directors fees and expenses	76,687

Accrued other expenses	30,665

Total liabilities	3,640,368

Net Assets	$3,147,193,624

Net Assets Consist of

Capital (par value and paid in surplus) $.10 par value capital stock, 100,000,000 shares authorized, 22,346,665 shares outstanding	$2,043,101,183

Total distributable earnings (loss)	1,104,092,441

Net Assets	$3,147,193,624

Net asset value per share	$140.84

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2023

Statement of Operations (Unaudited)

Six Months Ended June 30, 2023

Investment Income

Income

Dividends, net of $1,043,197 foreign tax withheld	$14,076,086

Total investment income	14,076,086

Expenses

Investment advisory fee (Note 2)	15,368,907

Professional fees	277,939

Transfer agent fees	315,423

Independent Directors fees and expenses	504,240

Custodian fees	62,065

Other	536,052

Total expenses	17,064,626

Less expenses reimbursed by Investment Adviser (Note 2)	1,621,337

Net expenses	15,443,289

Net investment loss	(1,367,203)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions

Realized gain (loss) on

Investments (Note 3)	63,676,965

Foreign currency transactions	(156,247)

Net realized gain on investments and foreign currency transactions	63,520,718

Net change in unrealized appreciation/(depreciation) on

Investments	312,455,586

Foreign currency translations	46,328

Net increase in unrealized appreciation/(depreciation) on investments and foreign currency translations	312,501,914

Net realized and unrealized gain on investments, foreign currency transactions and translations	376,022,632

Net increase in net assets from operations	$374,655,429

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2023

Statements of Changes in Net Assets

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
Increase (Decrease) in Net Assets

From operations

Net investment loss	$(1,367,203)	$(15,661,725)

Net realized gain (loss) on investments and foreign currency transactions	63,520,718	(94,192,474)

Net increase (decrease) in unrealized appreciation/(depreciation) on investments and foreign currency translations	312,501,914	(1,359,590,093)

Net increase (decrease) in net assets from operations	374,655,429	(1,469,444,292)

Distributions to shareholders from:

Total distributable earnings	—	(98,740,477)

Capital share transactions

Shares sold	16,671,038	60,386,448

Shares issued to shareholders on reinvestment of net income and net realized gain distributions	—	79,067,771

Shares repurchased	(231,393,294)	(483,104,107)

Net decrease from capital shares transactions	(214,722,256)	(343,649,888)

Total increase (decrease) in net assets	159,933,173	(1,911,834,657)

Net Assets

Beginning of period	2,987,260,451	4,899,095,108

End of period	$3,147,193,624	$2,987,260,451

Share transactions

Shares sold	125,966	410,327

Shares issued to shareholders on reinvestment of net income and net realized gain distributions	—	626,031

Shares repurchased	(1,730,881)	(3,567,802)

Net decrease from capital share transactions	(1,604,915)	(2,531,444)

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2023

Financial Highlights

	Six Months Ended June 30, 2023		Year Ended December 31,

	(Unaudited)		2022		2021		2020		2019		2018
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$124.72		$184.99		$169.62		$157.27		$132.20		$169.55

Income from investment operations
Net investment loss	(0.06)		(0.66)		(0.13)		(0.95)		(0.62)		(0.69)
Net realized and unrealized gains (losses) on investments	16.18		(55.76)		42.92		36.20		38.50		(2.67)

Net increase (decrease) in net asset value from operations	16.12		(56.42)		42.79		35.25		37.88		(3.36)

Less distributions from
Net investment income	—		(0.02	)(a)	(4.93	)(a)	—		(1.16	)(a)	—
Net realized gains	—		(3.83)		(22.49)		(22.90)		(11.65)		(33.99)

Total distributions	—		(3.85)		(27.42)		(22.90)		(12.81)		(33.99)

Net asset value, end of period	$140.84		$124.72		$184.99		$169.62		$157.27		$132.20

Total Return	12.91	%(b)	(30.52	)%(c)	25.48%		23.33%		29.12%		(2.62)%

Ratios/Supplementary data
Net assets, end of period (in millions)	$3,147		$2,987		$4,899		$4,330		$3,980		$3,436
Ratio of expenses to average net assets
Before expenses reimbursed by Investment Adviser	1.11	%(d)	1.09%		1.07%		1.09	%(e)	1.07	%(e)	1.06	%(e)
After expenses reimbursed by Investment Adviser	1.00	%(d)	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of net investment loss to average net assets	(0.09	)%(d)	(0.43)%		(0.27)%		(0.63)%		(0.42)%		(0.42)%
Portfolio turnover rate	6	%(b)	16%		23%		28%		16%		27%

(a)

The difference of net investment income/(loss) for financial and tax reporting is attributable to financial and tax accounting differences on a corporate spin–off. As a result, the Fund was required to make a distribution from net investment income for tax purposes.

(b)	Not annualized.

(c)	Includes the impact of proceeds received and credited to the Fund resulting from a class action settlement, which enhanced the Fund’s performance for the year ended December 31, 2022 by 0.08%.

(d)	Annualized.

(e)	Reflects reductions of 0.00%, 0.02% and 0.05% for expenses reimbursed by insurance company for the years ended December 31, 2020, 2019 and 2018, respectively.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2023

Notes to Financial Statements (Unaudited)

Note 1— Significant Accounting Policies

Sequoia Fund, Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services— Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles (”GAAP“). The Fund consistently follows such policies in the preparation of its financial statements.

A.

Valuation of investments: Investments for which market quotations are readily available are valued at market value, and other investments are valued at “fair value” as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (”NASDAQ“) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost, provided that the amortized cost value is approximately the same as the fair value as determined without the use of amortized cost valuation. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at prices supplied by an independent pricing service.

When reliable market quotations are insufficient or not readily available at the time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued at fair value as determined in good faith by the Investment Adviser, in accordance with procedures approved by the Board.

B.

Foreign currency translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses on foreign currency transactions arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions and translations arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Investment transactions and investment income: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

Sequoia Fund	June 30, 2023

Notes to Financial Statements (Unaudited) (Continued)

D.

Federal income taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and it intends to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

E.

Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Dividends and distributions: Dividends and distributions are recorded by the Fund on the ex-dividend date.

Note 2— Investment Advisory Contract and Payments to Affiliates

The Investment Adviser provides the Fund with investment advice and administrative services pursuant to an investment advisory contract (the “Advisory Contract”) with the Fund.

Under the terms of the Advisory Contract, the Investment Adviser receives an investment advisory fee equal to 1.00% per annum of the Fund’s average daily net asset value. Under the Advisory Contract, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1⁄2% of the average daily net asset value of the Fund for such year up to a maximum of $30,000,000 of net assets, plus 1.00% of the average daily net asset value in excess of $30,000,000. The expenses incurred by the Fund exceeded the limitation for the six months ended June 30, 2023 and the Investment Adviser reimbursed the Fund $1,355,337. Such reimbursement is not subject to recoupment by the Investment Adviser.

The Fund has contractually agreed to pay an asset-based fee to certain financial intermediaries for providing recordkeeping and other administrative services for sub-accounts maintained by the intermediaries. The Investment Adviser has contractually agreed to pay such fees on behalf of the Fund as long as the Advisory Contract remains in effect. Total fees paid by the Investment Adviser to the intermediaries on behalf of the Fund for the six months ended June 30, 2023 were approximately $266,000, which is included in expenses reimbursed by the Investment Adviser in the Statement of Operations.

For the six months ended June 30, 2023, advisory fees of $15,368,907 were earned by the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser. There were no other amounts accrued or paid to interested persons, including officers and directors.

Note 3— Investment Transactions

The aggregate cost of purchases and the proceeds from the sales of securities, excluding short-term securities, for the six months ended June 30, 2023 were $185,977,517 and $497,306,571, respectively. Included in proceeds of sales is $33,373,650 representing the value of securities distributed in payment of redemptions in-kind, resulting in realized gains of $29,998,164.

Note 4— Federal Income Tax Information

Distributions to shareholders are determined in accordance with federal income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2023, permanent differences due primarily to realized gains on redemptions in-kind not recognized for tax purposes and net operating loss resulted in a net decrease in total distributable earnings (loss) of $28,630,961 with a corresponding increase in paid in capital of $28,630,961. These reclassifications had no effect on net assets.

Sequoia Fund	June 30, 2023

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2023 the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were $1,756,113,612, $1,274,633,525 and $57,443,017, respectively. The net unrealized depreciation on foreign currencies was $898.

The tax character of distributions paid for the six months ended June 30, 2023 and the year ended December 31, 2022 was as follows:

	2023	2022
Distributions paid from

Ordinary income	$—	$619,402

Long-term capital gains	—	98,121,075

	$—	$98,740,477

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of June 30, 2023 and December 31, 2022 the components of distributable earnings on a tax basis were as follows:

	2023	2022
Undistributed ordinary income	$—	$—

Undistributed long-term gains	—	—

Capital loss carryforwards	(113,097,169)	(146,619,723)

Unrealized appreciation	1,217,189,610	908,319,422

	$1,104,092,441	$761,699,699

At December 31, 2022, the Fund was permitted to carry forward indefinitely $92,217,977 of short-term capital losses and $54,401,746 of long-term capital losses.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are ‘‘more likely than not’’ to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open years (tax years ended December 31, 2019 through December 31, 2022) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Note 5— Interim Financial Statement

The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly it does not express an opinion thereon.

Note 6— Indemnification

The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss pursuant to these arrangements to be remote.

Note 7— Legal Proceedings

On January 8, 2016, Stanley H. Epstein, Harriet P. Epstein, and SEP IRA A/C Peter Christopher Gardner, derivatively and on behalf of Sequoia Fund, Inc. (the “Fund”), filed a suit against Ruane, Cunniff & Goldfarb Inc. (“RCG”), Robert D. Goldfarb, David Poppe, Robert L. Swiggett and Roger Lowenstein (collectively, the “Defendants”) in the Supreme Court of the State of New York, County of New York. The Fund was also named in the suit as a Nominal Defendant. On May 9, 2016, the plaintiffs

Sequoia Fund	June 30, 2023

Notes to Financial Statements (Unaudited) (Continued)

filed an amended complaint, adding Edward Lazarus as an additional Defendant. The amended complaint asserted derivative claims in connection with certain of the Fund’s investments against the Defendants for alleged breach of fiduciary duty, aiding and abetting breach of fiduciary duty, breach of contract and gross negligence. The case is Epstein v. Ruane, Cunniff & Goldfarb Inc. et al., 650100/2016, Supreme Court of the State of New York, County of New York. In February 2017, the court granted the Defendants’ motion to dismiss all claims in the action. On March 22, 2017, the plaintiffs filed a notice of appeal from the court’s dismissal. On July 5, 2018, the Supreme Court Appellate Division, First Department, unanimously affirmed the dismissal of all claims. On November 29, 2018, the plaintiffs filed an application for leave to appeal the Appellate Division’s ruling to the New York Court of Appeals. That application was denied on February 21, 2019.

On November 14, 2017, Donald Tapert, derivatively and on behalf of the Fund, filed a suit against David M. Poppe, Edward Lazarus, Robert L. Swiggett, Roger Lowenstein, Tim Medley, John B. Harris, Peter Atkins, Melissa Crandall, Robert D. Goldfarb, and RCG, in the Baltimore City Circuit Court, Maryland. The Fund was also named in the suit as a Nominal Defendant. The complaint asserted derivative claims for breach of fiduciary duty, aiding and abetting breach of fiduciary duty, waste of corporate assets, and unjust enrichment. The case is Tapert v. Poppe et al., Case No. 24-C-17-005430, Baltimore City Circuit Court, Maryland. Defendants moved to dismiss the complaint on March 19, 2018, and the Court granted that motion on August 14, 2019 and dismissed the claims with prejudice. Plaintiff appealed the court’s decision to the Maryland Court of Special Appeals on September 13, 2019, and that appeal was dismissed in May 2020 as a matter of law when Plaintiff failed to file his appellate brief by the last date it was due.

On February 9, 2018, Charles Wilfong & Ann R. Wilfong JTWROS, derivatively and on behalf of the Fund, filed a suit against RCG, Robert D. Goldfarb, David Poppe and Roger Lowenstein, in the Supreme Court of the State of New York. The Fund was also named in the suit as a Nominal Defendant. The complaint asserted derivative claims for breach of duty of loyalty, breach of duty of care, and wrongful refusal to take action. The case is Wilfong v. Ruane, Cunniff & Goldfarb Inc. et al., 650699/2018, Supreme Court of the State of New York, County of New York. The action was dismissed by stipulation of the parties on September 20, 2019 without prejudice to Plaintiffs refiling the action solely in the event that the Maryland Court of Special Appeals reversed the Baltimore City Circuit Court’s decision in the Tapert action. By virtue of the dismissal of the Tapert appeal, the dismissal of this action is now with prejudice as a result of the terms of the stipulation.

On May 21, 2018, Thomas Edwards and Michael Fortune, individually and as representatives of a purported class, filed a suit against the Fund in the United States District Court in the Southern District of New York. The complaint asserted a claim for breach of contract. The case is Edwards v. Sequoia Fund, Inc., Case No. 1:18-cv-04501, S.D.N.Y. On October 18, 2018, the court granted the Fund’s motion to dismiss all claims. On November 15, 2018, plaintiffs filed a notice of appeal to the U.S. Court of Appeals for the Second Circuit. The Second Circuit affirmed the District Court’s decision on September 9, 2019.

On March 14, 2016, Clive Cooper, individually and as a representative of a class, on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan (the “Plan”), filed a suit in the United States District Court for the Southern District of New York against RCG, DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Gary D. Forsee, Gregg Wm. Givens, Charles E. Haldeman, Jr., Samuel G. Liss and John Does 1-20. The Fund is not a defendant in this lawsuit. The complaint asserted claims for alleged breach of fiduciary duty and violation of ERISA’s prohibited transaction rules, co-fiduciary breach, and breach of trust in connection with certain investments made on behalf of the Plan. The case is Cooper v. DST Systems, Inc. et al., Case No. 1:16-cv-01900-WHP, U.S. District Court for the Southern District of New York. Upon being presented with an arbitration agreement between plaintiff and DST, plaintiff dismissed without prejudice all claims against all of the defendants other than RCG, which was thereby the only defendant remaining in the case. On August 15, 2017, the court granted RCG’s motion to compel arbitration and the case was dismissed on August 17, 2017. On September 8, 2017, the plaintiffs filed a notice of appeal from the District Court’s order granting the motion to compel arbitration and dismissing the case. On March 4, 2021, the Second Circuit reversed the District Court’s order and remanded the case to the District Court for further proceedings. On July 14, 2023, the parties submitted a Settlement Agreement to the District Court for approval. On July 27, 2023, the court granted its preliminary approval of the Settlement and scheduled a Fairness Hearing to be held on October 23, 2023 to consider whether to grant final approval of the Settlement.

Sequoia Fund	June 30, 2023

Notes to Financial Statements (Unaudited) (Continued)

On September 1, 2017, plaintiffs Michael L. Ferguson, Myrl C. Jeffcoat and Deborah Smith, on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the Southern District of New York against RCG, DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., George L. Argyros, Tim Bahr, Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Ned Burke, John W. Clark, Michael G. Fitt, Gary D. Forsee, Steven Gebben, Gregg Wm. Givens, Kenneth Hager, Charles E. Haldeman, Jr., Lawrence M. Higby, Joan Horan, Stephen Hooley, Robert T. Jackson, Gerard M. Lavin, Brent L. Law, Samuel G. Liss, Thomas McDonnell, Jude C. Metcalfe, Travis E. Reed, M. Jeannine Strandjord, Beth Sweetman, Douglas Tapp and Randall Young. The Fund is not a defendant in this lawsuit. The complaint asserts claims for alleged breach of fiduciary duty under ERISA, breach of trust, and other claims. The case is Ferguson, et al. v. Ruane, Cunniff & Goldfarb Inc., et al., Case No. 1:17-cv-06685-ALC (S.D.N.Y.). On July 25, 2018, Stephanie Ostrander, a Plan participant, filed a motion in Ferguson seeking to intervene in that case to assert a class action on behalf of certain Plan participants. The court denied the motion to intervene on March 29, 2019. On December 14, 2018, the DST defendants filed a partial motion to dismiss, seeking dismissal of certain claims relating solely to the 401(k) portion of the Plan, with which RCG had no involvement. The court granted the motion to dismiss on September 18, 2019. On April 5, 2021, Plaintiffs moved to amend their complaint to add class allegations and to delete the allegations relating to the 401(k) portion of the Plan. Contemporaneously, Plaintiffs also filed a motion to certify the class. The court granted both motions on August 17, 2021. On August 30, 2021, intervenor parties moved for leave to appeal the class certification decision to the Second Circuit. The Second Circuit denied that motion on May 24, 2022. On January 31, 2022, Plaintiffs filed an amended complaint containing class allegations in accordance with the court’s August 17, 2021 order. On July 14, 2023, the parties submitted a Settlement Agreement to the court for approval. On July 27, 2023, the court granted its preliminary approval of the Settlement and scheduled a Fairness Hearing to be held on October 23, 2023 to consider whether to grant final approval of the Settlement.

On September 7, 2017, plaintiff Stephanie Ostrander, as representative of a class of similarly situated persons, and on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed suit in the Western District of Missouri against DST Systems, Inc., The Advisory Committee of the DST Systems, Inc., 401(k) Profit Sharing Plan, The Compensation Committee of The Board of Directors of DST Systems, Inc., RCG and John Does 1-20. The complaint asserted claims for alleged breach of fiduciary duty, breach of trust, and other claims. The case is Ostrander v. DST Systems, Inc., et al., Case No. 4:17-cv-00747-BCW. The Fund is not a defendant in this lawsuit. On February 2, 2018, the court granted the defendants’ motion to dismiss all claims.

On September 28, 2018, counsel for Stephanie Ostrander filed another suit, Canfield v. SS&C Tech. Holdings, Inc., et al., Case No. 1:18-cv-08913-ALC (S.D.N.Y.), asserting claims that are virtually identical to those asserted in the Cooper, Ferguson, and Ostrander cases. The Fund is not a defendant in this lawsuit. On July 14, 2023, the parties submitted a Settlement Agreement to the court for approval. On July 27, 2023, the court granted its preliminary approval of the Settlement and scheduled a Fairness Hearing to be held on October 23, 2023 to consider whether to grant final approval of the Settlement.

On November 5, 2018, counsel for Stephanie Ostrander filed another suit, Mendon v. SS&C Tech. Holdings, Inc., et al., Case No. 1:18-cv-10252-ALC (S.D.N.Y.), asserting claims that are virtually identical to those asserted in the Cooper, Ferguson, Ostrander, and Canfield cases. The Fund is not a defendant in this lawsuit. On July 14, 2023, the parties submitted a Settlement Agreement to the court for approval. On July 27, 2023, the court granted its preliminary approval of the Settlement and scheduled a Fairness Hearing to be held on October 23, 2023 to consider whether to grant final approval of the Settlement.

On August 6, 2018, eleven participants of the DST Profit Sharing Plan submitted arbitration demands (the “Demands”) to the American Arbitration Association (the “Arbitrations”). The Demands assert claims that are virtually identical to those in the Cooper, Ferguson, Ostrander, Canfield, and Mendon cases. An additional approximately 574 claimants have sent demands, similar to the Demands, for submission to the American Arbitration Association. Hearings have been held in more than 350 of the arbitration proceedings, and the U.S. District Court for the Western District of Missouri has confirmed approximately 150 arbitration awards. The Eighth Circuit Court of Appeals reversed the decision of the U.S. District Court for the Western District of Missouri. On March 31, 2023, the U.S. District Court for the Western District of Missouri confirmed 55 of the arbitration awards. On April 10, 2023, the U.S. District Court for the Western District of Missouri entered an

Sequoia Fund	June 30, 2023

Notes to Financial Statements (Unaudited) (Continued)

injunction barring DST or anyone on their behalf from settling or otherwise compromising the awards of these 55 claimants without their written consent. The Fund is not a defendant in these proceedings.

RCG reached an agreement to settle claims asserted against it in the Arbitrations, Canfield and Mendon on June 5, 2020.

On October 8, 2019, the Secretary of Labor filed a suit in the United States District Court for the Southern District of New York against RCG, DST Systems, Inc., Robert D. Goldfarb, The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., Kenneth Hager, Randall D. Young, Gregg W. Givins, Gerard M. Lavin, M. Elizabeth Sweetman, Douglas W. Tapp, George L. Argyros, Lawrence M. Higby, Travis E. Reed, Lowell L. Bryan, Samuel G. Liss, Brent L. Law, Lynn Dorsey Bleil, Jerome H. Bailey, Gary D. Forsee, and Charles E. Haldeman, Jr. The Fund is not a defendant in this lawsuit. The Secretary’s complaint asserts claims for alleged breaches of fiduciary duties and co-fiduciary breach. The case is Su v. Ruane, Cunniff & Goldfarb Inc., et al., Case No. 1:19-cv-9302-ALC (S.D.N.Y.). RCG, Mr. Goldfarb, and the DST defendants all moved to dismiss the Secretary’s complaint on December 4, 2020. On March 28, 2022, the court issued an Opinion and Order denying the motions to dismiss. On July 14, 2023, the parties submitted a Settlement Agreement to the court for approval. On July 27, 2023, the court granted its preliminary approval of the Settlement and scheduled a Fairness Hearing to be held on October 23, 2023 to consider whether to grant final approval of the Settlement.

On November 11, 2020, plaintiffs DST Systems, Inc., the Advisory Committee of the DST Systems, Inc. 401(k) Profit Sharing Plan, and the Compensation Committee of the Board of Directors of DST Systems, Inc. filed suit against RCG, Ruane, Cunniff & Goldfarb LLC, Ruane, Cunniff & Goldfarb L.P., and certain current and former officers, directors and owners of RCG. The case is DST Systems, Inc., et al. v. Ruane, Cunniff & Goldfarb Inc., et al., Case No. 1:20-cv-9472 (S.D.N.Y.). The Fund is not a defendant in this lawsuit. The complaint asserts claims for indemnification, contribution, fraudulent conveyance, and breach of contract in connection with the litigations relating to the DST pension funds. A motion to dismiss the complaint was filed on December 17, 2021. On July 27, 2022, the court denied the motion to dismiss without prejudice and granted defendants leave to renew the motion at a later date. On July 14, 2023, the parties submitted a Settlement Agreement to the court for approval. On July 27, 2023, the court granted its preliminary approval of the Settlement and scheduled a Fairness Hearing to be held on October 23, 2023 to consider whether to grant final approval of the Settlement.

RCG believes that the foregoing lawsuits are without merit and intends to defend itself vigorously against the allegations in them.

On December 10, 2019, RCG filed a suit in the United States District Court for the Southern District of New York against the claimants in the arbitrations pending before the American Arbitration Association (the “Claimants”). The suit also names, as nominal defendants, DST Systems, Inc., the plaintiffs in the Ferguson, Canfield, and Mendon cases, and the Secretary of Labor. RCG’s complaint seeks declaratory and injunctive relief regarding the overlapping and duplicative actions pending against RCG. On December 18, 2019, RCG filed a motion for preliminary injunction and appointment of a special master, seeking a stay of the arbitrations pending before the American Arbitration Association. Claimants and the Secretary of Labor opposed that motion. In addition, Claimants moved to dismiss RCG’s complaint on January 6, 2020. The Secretary of Labor requested a pre-motion conference in connection with an anticipated motion to dismiss RCG’s complaint on February 18, 2020. The case is Ruane, Cunniff & Goldfarb Inc. v. Payne, et al., Case No. 1:19-cv-11297-ALC (S.D.N.Y.). On July 10, 2020, RCG moved for voluntary dismissal of the action as a result of the settlements of the claims asserted against RCG in the Arbitrations, Canfield, and Mendon. The court granted that motion on September 28, 2020.

The outcomes of these lawsuits are not expected to have a material impact on the Fund’s financial statements.

Note 8— Subsequent Events

Management, on behalf of the Fund, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no subsequent events require disclosure and/or adjustment to the financial statements.

Sequoia Fund	June 30, 2023

Statement Regarding Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that the Fund could not meet requests to redeem Fund shares without significant dilution of remaining investors’ interests in the Fund. In assessing, managing and reviewing liquidity risk under the Program, the Fund considers a variety of factors, including its investment strategy, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history. In addition, the Program requires the Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended December 31, 2022 (the “Covered Period”), the Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected the Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in the Fund.

The Investment Adviser, which the Board has designated to administer the Program, prepared a written report (the “Report”) that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period. The Board reviewed and accepted the Report, which determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and that during the Covered Period the Program operated adequately and effectively in managing the Fund’s liquidity risk.

Other Information (Unaudited)

Shares of the Fund may be offered only to persons in the United States and by way of a prospectus. This should not be considered a solicitation or offering of any product or service to investors residing outside of the United States.

The Fund is non-diversified, meaning that it invests its assets in a smaller number of companies than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect, either negative or positive, on the Fund’s net asset value per share.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings information for the first and third quarters of each fiscal year is also available at http://www.sequoiafund.com/prospectus.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit the Fund’s website at www.sequoiafund.com and use the link under “Prospectus” - “Our Proxy Voting Policies & Procedures” to obtain all proxy information. This information may also be obtained from the SEC’s website at www.sec.gov or by calling SS&C GIDS, Inc. at 1-800-686-6884.

Sequoia Fund	June 30, 2023

Sequoia Fund, Inc.

9 West 57th Street, Suite 5000

New York, New York 10019-2701

1-800-686-6884

Website: www.sequoiafund.com

Interested Directors

John B. Harris

Gregory W. Steinmetz

Independent Directors

Melissa Crandall, Chairperson of the Board

Peter Atkins

Edward Lazarus

Roger Lowenstein

Katharine Weymouth

Officers

John B. Harris	— President & CEO
Wendy Goodrich	— Executive Vice President
Patrick Dennis	— Treasurer
Yau Dun Lee	— Chief Compliance Officer & Secretary
Michael Valenti	— Assistant Secretary

Investment Adviser

Ruane, Cunniff & Goldfarb L.P.

9 West 57th Street, Suite 5000

New York, New York 10019-2701

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

The Bank of New York Mellon

MF Custody Administration Department

225 Liberty Street, 25th Floor

New York, New York 10286

Registrar and Transfer Agent

SS&C GIDS, Inc.

P.O. Box 219477

Kansas City, Missouri 64121

Accounting Agent

The Bank of New York Mellon

4400 Computer Drive

Westborough, Massachusetts 01581

Legal Counsel

Seward & Kissel LLP

901 K Street, NW

Washington, DC 20001

9 West 57th Street, Suite 5000

New York, NY 10019

(212) 832-5280

info@ruanecunniff.com

For additional information about Ruane, Cunniff & Goldfarb and Sequoia Fund,

please visit www.ruanecunniff.com and www.sequoiafund.com.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Sequoia Fund, Inc.

By (Signature and Title) /s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date    August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date    August 30, 2023

By (Signature and Title)	/s/ Patrick Dennis
Patrick Dennis, Treasurer
(principal financial officer)

Date    August 30, 2023